Summary of Significant Accounting Policies - Schedule of Deferred Offering Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Offering Costs [Abstract]
Balance as of beginning	$ 2,757	$ 1,527
Charged against additional paid-in capital	(283)
Charged against transaction costs	(2,474)
Additions in the period		1,230
Balance as of ending		$ 2,757